Note 9 - Common Stock	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Note 9 - Common Stock

9.      Common Stock

a)  On January 1, 2016, the Company cancelled 1,398 shares of common stock due to rounding errors in share issuances from year ended December 31, 2015.

b)  During the nine months ended September 30, 2016, the Company recognized stock-based compensation of $1,791,058 pursuant to the employment agreement as disclosed in Note 7(c). The fair value of $1,791,058 is included in additional paid-in capital as at September 30, 2016. On August 1, 2016, the Company issued 439,401 shares of common stock to the CFO of the Company in relation to the agreement.

c)   On April 11, 2016, the Company issued 722,883 shares of restricted common stock of the Company with a fair value of $1,085,726 in exchange for real estate properties.

d)   On April 4, 2016, the Board of Directors approved a Stock Repurchase Program. The Stock Repurchase Program became effective on April 5, 2016 and will allow the Company to repurchase up to $2,000,000 of its common stock.  The Stock Repurchase Program expires on the earlier of November, 1, 2016 or a determination by the Board of Directors that the original conclusions and determinations by the Board of Directors in support of the Stock Repurchase Program are no longer valid or no longer consistent with the Company’s short-term and long-term objectives. As of September 30, 2016, the Company had not repurchased any shares as part of the Stock Repurchase Program.

e)   On July 15, 2016, the Company recognized stock-based compensation of $30,000 pursuant to the board director agreement as disclosed in Note 7(f). The fair value of $30,000 is included in additional paid-in capital as at September 30, 2016.

f)    On July 20, 2016, the Company issued 25,000 shares of common stock with a fair value of $75,000 pursuant to the consultancy agreement as disclosed in Note 7(e).

g)   On July 20 and July 26, 2016, the Company issued an aggregate of 200,000 shares of common stock with a fair value of $600,000 pursuant to the employment agreements as disclosed in Note 11.

h)   On July 21, 2016, the Company recognized stock-based compensation of $30,000 pursuant to the board director agreement as disclosed in Note 7(g). The fair value of $30,000 is included in additional paid-in capital as at September 30, 2016.

i)    On July 22, 2016, the Company issued 25,000 shares of common stock to an employee of the Company with a fair value of $75,000.

j)   During the nine months ended September 30, 2016, the Company received proceeds of $509,600 pursuant to stock subscription agreements, whereby the Company issued 214,205 shares of common stock of the Company.